Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements as of September 30, 2017 include the financial statements of Kingtone Wireless, its subsidiaries, and its VIE for which Kingtone Wireless is the primary beneficiary. All inter-company transactions and balances between Kingtone Wireless, its subsidiaries and its VIE are eliminated upon consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included, and such adjustments are of a normal recurring nature.

Foreign currency transaction

(b) Foreign currency transaction

The functional currency of the Company is United States dollars (“US$“or “U.S. dollars”), and the functional currency of Topsky is Singapore dollars (“SG$”). The functional currency of the Company’s PRC subsidiaries, Softech and Kingtone Information, is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiaries which are prepared using RMB, are translated into Company’s reporting currency, the “U.S. dollar”. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

	2017	2016	2015
RMB exchange rate at balance sheets dates,	6.6545	6.6702	6.3638
Average RMB exchange rate for each period	6.8122	6.5321	6.1648

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is OANDA (Forex Trading and Exchange Rates Services).

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Significant estimates and judgments made by management include: (i) estimates of profits and losses on contracts in process; (ii) accrual of estimated liabilities; and (iii) contingencies and litigation. However, actual results could differ from those estimates.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts and notes receivable

(e) Accounts and notes receivable

Accounts and notes receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure related to its customers.

Inventories

(f) Inventories

Inventories consist of raw materials, finished goods, and project-in-progress, which include direct labor, direct materials and overhead costs related to projects. Inventories are stated at lower of cost or market value. Cost is determined using first in first out method.

Where there is evidence that the market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the carrying value of inventories will be written down.

Property and equipment

(g) Property and equipment

The Company states property and equipment at cost less accumulated depreciation. The Company computes depreciation using straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and it capitalizes major additions and renovations to buildings and equipment.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Company applies the Accounting Standards Codification (“ASC”) No. 360-10 “Property, plant and equipment”, ASC No. 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and intangible assets subject to periodic amortization, for recoverability at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. No impairment of long-lived assets was recognized for the years ended September 30, 2017 and 2016, respectively.

Statutory surplus reserve

(i) Statutory surplus reserve

The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital, after which further appropriation will be at the directors’ recommendation.

Revenue recognition

(j) Revenue recognition

Revenues consist primarily of sales of wireless system software service solutions and other customized software with support contracts. The Company recognizes revenue when (1) pervasive evidence of an arrangement exists, (2) delivery has occurred and customer acceptance is reasonable assured (3) the fee is fixed or determinable, and (4) collectability is probable.

The Company generally provides wireless system software service solutions and customized software under short and long-term fixed-price contracts that require significant production and customization. The contract periods generally range from two months to one year in length. The Company recognizes income for these contracts following both the percentage-of-completion method, measured by contract milestones and on the basis of actual costs incurred versus the total estimated contract costs, and on the completed contract method in accordance with the ASC No. 605-35 “Construction-Type and Certain Production-Type Contracts”. When Kingtone Information can make reasonable estimate contract cost and the contract with long-term contract period, Kingtone Information will base on percentage-of-completion method to recognize revenue.

Provided unapproved change orders or claims occur, in accounting for contracts, the Company follows ASC No. 605-35. The Company will recognize as revenue costs associated with unapproved change orders or claims to the extent it is probable that such claims and change orders will result in additional contract revenue, and the amount of such additional revenue can be reliably estimated. Contract losses are provided for in their entirety in the period that they become known, without regard to the percentage-of-completion. However, the Company has not experienced significant unapproved change orders in the past.

The software contracts generally provide for post-contract customer support (“PCS”) for a period of one year from delivery of the software. The value of PCS revenue is not separately reported and is accounted for as part of the entire fee under the contract accounting methods described above since the PCS meets the criteria specified in ASC No. 985-605-25-71 as follows:

1.	PCS is included in the total contract price;
2.	PCS is for one year or less;
3.	estimated costs are insignificant;
4.	upgrades and enhancements during the PCS term have historically been and are expected to continue to be minimal and infrequent; and
5.	the contract does not include any service elements that are accounted for separately.

The Company signed a lease encompassed a 20-year period from January 2014 and to February 2033 with Xi-an sino-german orthopedic hospital to rent their building. The rental will be about $1.2 million for the first year and will yearly increase 2% - 3% based on the rental of previous year in the subsequent years. The Company recognizes revenue on straight line basis.

All other services are provided under separate agreements and fee arrangements and the related revenue is recognized over the period the services are provided.

Unbilled revenue consists of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to clients as of the balance sheet date.

The Company presents all sales revenue net of a value-added tax (“VAT”).

The Company recognizes revenue using the fair value of the wireless system software service solutions and other customized software by reference to the retail market price of the wireless system software service solutions and other customized software. These revenues are recorded as “Software Revenue”.

Cost of Sales

(k) Cost of Sales

When the criteria for revenue recognition have been met, costs incurred are recognized as cost of sales. Cost of sales (exclusive of depreciation and amortization) primarily includes the cost of the hardware purchased from the third parties, the labor costs of those responsible for the software development and project implementation and the applicable share of overhead expense directly related to the execution of services and delivery of projects.

The Company’s PRC subsidiary and VIE are subject to business tax on revenues related to certain types of services at various rates. Business tax on revenues earned from provision of services to customers is recorded as an additional item to cost of sales in the same period in which the related revenue is recognized.

The Company is responsible for the cost of providing a warranty. In the past warranty costs have been insignificant.

Research and development costs

(l) Research and development costs

Research and development costs include salaries, consultant fees, supplies and materials, as well as costs related to other overhead expenses such as depreciation, facilities, utilities and other R&D departmental expenses. Research and development costs are expensed as incurred in performing research and development activities in accordance with ASC No. 730-10-5, Accounting for Research and Development Costs.

Advertising expenses

(m) Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. The Company incurred no advertising expenses in each of the periods presented.

Share-based compensation

(n) Share-based compensation

Share options granted to employees and independent directors are accounted for under ASC 718, “Share-Based Payment”. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. All grants of share options to employees classified as liability awards are re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Company has elected to recognize compensation expenses using the Black-Scholes-Merton (BSM) option-pricing model estimated at the grant date based on the award’s fair value and is recognized as expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method).

Restricted stock units (RSUs) are measured based on the fair market value of the underlying stock on the dates of grant. Shares are issued on the vesting dates net of the statutory withholding requirements to be paid by the Company on behalf of its employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. Also, the Company recognizes stock-based compensation using the graded vesting attribution method.

Taxation

(o) Taxation

a)	Income tax

i).	The Company is incorporated in the BVI. Under the current law of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

ii).	Topsky was incorporated in Singapore and does not conduct any substantial operations of its own. No provision for Singapore profits tax has been made in the financial statements as Topsky has no assessable profits for the years ended September 30, 2017, 2016 and 2015. Additionally, upon payments of dividends by Topsky to its shareholders, no Singapore withholding tax will be imposed.

iii).	The Company’s PRC subsidiary and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC reduced from 33% to 25%, and applies to both domestic and foreign invested enterprises.

According to a filing document from Xi’an State Tax authorities of the High-technology zone, Kingtone Information was granted a reduced income tax rate of 15% from January 1, 2008 on the basis of being a high-tech company. In September 2014, Kingtone Information was verified as a “high-technology enterprise” until September 4, 2017, and thereforeit hadbenefited from the preferential tax rate of 15%. From September 5, 2017, income tax rate for Kingtone Information has been 25%.The effective tax rate of Kingtone Information in 2017 was 0% due to the operating loss during the fiscal year of 2017.

	For the years ended September 30,
	2017	2016	2015
PRC federal statutory tax rate	25%	15%	15%
Income (Loss) before tax	(219)	(160)	1,027
NOL carrying forward	219	160	(1,027)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

The tax authority of the PRC conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises have completed their relevant tax filings. hence, the Company’s tax filings may not be finalized until after such audit has taken place. The PRC tax authority may take a viewpointon the Company’s tax filings that leads to additional tax liabilities.The loss of $219,000 will becarried forwardfor the next five years.

b)	Value-added tax and business tax

PRC Value-added Tax

The Company’s products are only sold in the PRC and therefore are generally subject to a Chinese VAT at a rate of 17%. The VAT may be offset by VAT the Company pays on raw materials and other materials included in the cost of producing its finished products. Revenues derived from any exclusive service projects are subject to a Chinese VAT at a rate of 6%, under a reform programto replace the business tax with VAT in the PRC. This is in parallel to the 17% VAT aforementioned. Furthermore, in either scenario, accrued VAT payablesare subject to a 10%-13% surtax, which includes urban maintenance and construction taxes and additional education fees.

PRC Business Tax

Revenues from services provided by Kingtone Information are subject to a PRC business tax of 5% for rental revenue and 5% for wireless system solution, with a surtax of 10%-13%. Kingtone Information pays business tax on gross revenues.

c)	Uncertain tax positions

The Company adopted ASC No. 740-10 Income Taxes, on January 1, 2007. ASC No. 740-10 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This interpretation also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. For the years ended September 30, 2017, 2016 and 2015, the Company did not have any interest and penalties associated with tax positions and the Company did not have any significant unrecognized uncertain tax positions.

Comprehensive income	(p) Comprehensive income Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.
Commitments and contingencies

(q) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, product and environmental liability, and tax matters. In accordance with ASC No. 450-10, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Company has not experienced any material service liability claims.

Fair value measurements

(r) Fair value measurements

The carrying amounts of cash and cash equivalents, accounts receivable from third parties and related parties, amounts due from and due to related parties, accounts payable and other payables approximate their fair values due to their short -term nature.

The Company adopted ASC No. 820,Fair Value Measurements and Disclosures, on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC No. 820-10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC No. 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and assumptions that market participants would use when pricing the asset or liability.

ASC No. 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC No. 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such asquoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company does not have level 2 or level 3 financial assets or liabilities.

Segment reporting

(s) Segment reporting

The Company follows ASC No. 280, Segment Reporting. The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company’s long-lived assets are located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Significant risks

(t) Significant risks

Credit risk

Financial instruments	For the years ended September 30,
	2017	2016
Financial institutions located in the PRC	396,602	490,819
Financial institutions located in Singapore	504,909	748,517
	901,511	1,239,336

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivable, other receivables and amounts due from related parties. As of September 30,2017 and September 30, 2016, US$396,602 and US$490,819, respectively, were deposited with major financial institutions located in the PRC. As of September 30, 2017 and September 30, 2016, US$504,909 and $748,517, respectively, were deposited with major financial institutions located in Singapore. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated an Enterprise Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Enterprise Bankruptcy Law. Therefore, under the Enterprise Bankruptcy Law, a Chinese bank may theoretically go into bankruptcy. In addition, since China’s accession to the World Trade Organization in 2001, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the Chinese banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the aging of the receivables and factors surrounding the credit risk of specific customers.

Business, political and economic risks

The Company participates in a relatively young and dynamic industry that is heavily reliant on and also susceptible to complementary and/or competitive technological advancements. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i)	Business Risk.

Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services. If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)	Political, economic and social uncertainties.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(iii)	Regulatory restrictions.

The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, the Company’s subsidiary, Softech, is currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIE, which holds the licenses and permits that are required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company’s customers’ content which could also materially impact the Company’s ability to generate revenue.

Foreign currency risk

A majority of the Company’s sales and expenses transactions and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or any other China foreign exchange regulatory body, which require certain supporting documentation in order to affect the remittance.

In addition, any significant revaluation of RMB may have a material adverse effect on our financial condition. For example, starting from the second half year of 2016, RMB started to depreciate vs. U.S. dollars and the trend continued in the beginning of year 2017, which caused our assets depreciated accordingly while we translated our balance sheet from RMB into U.S. dollars. Revenue for the wholeyearas well as net income were negatively impacted by such RMB depreciation.

Earnings per share ("EPS")

(u) Earnings per share (“EPS”)

EPS is calculated in according with ASC No. 260,Earning per share. Basic EPS excludes dilution and is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects potential dilution in the event that securities or other contracts to issue ordinary shares (convertible preferred stock, forward contract, warrants to purchase ordinary shares, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were to be exercised or converted into ordinary shares. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

Recent Accounting Pronouncements

(v) Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date” (“ASU 2015-14”) in August 2015. The amendments in ASU 2015-14 defer the effective date of ASU 2014-09. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Further to ASU 2014-09 and ASU 2015-14, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” (“ASU 2016-08”) in March 2016, ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” (“ASU 2016-10”) in April 2016, ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), and ASU No. 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers” (“ASU 2016-20”), respectively. The amendments in ASU 2016-08 clarify the implementation guidance on principal versus agent considerations, including indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. ASU 2016-10 clarifies guidelines related to identifying performance obligations and licensing implementation guidance contained in the new revenue recognition standard. The updates in ASU 2016-10 include targeted improvements based on input the FASB received from the Transition Resource Group for Revenue Recognition and other stakeholders. It seeks to proactively address areas in which diversity in practice potentially could arise, as well as to reduce the cost and complexity of applying certain aspects of the guidance both at implementation and on an ongoing basis. ASU 2016-12 addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition. Additionally, the amendments in this ASU provide a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The amendments in ASU 2016-20 represents changes to make minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The effective date and transition requirements for ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 are the same as ASU 2014-09. We do not expect the adoption of ASU 2014-09, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 to have a material impact on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public entities. For public business entities, the amendments in ASU 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Except for the early application guidance discussed in ASU 2016-01, early adoption of the amendments in this update is not permitted. We do not expect the adoption of ASU 2016-01 to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments in ASU 2016-02 is permitted. We are currently evaluating the impact of the adoption of ASU 2016-02 on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): “Classification of Certain Cash Receipts and Cash Payments”, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on the following nine specific cash flow issues: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; (3) Contingent Consideration Payments Made after a Business Combination; (4)Proceeds from the Settlement of Insurance Claims; (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned; (6) Life Insurance Policies; (7) Distributions Received from Equity Method Investees; (8) Beneficial Interests in Securitization Transactions; and (9) Separately Identifiable Cash Flows and Application of the Predominance Principle. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): “Intra-Entity Transfers of Assets Other Than Inventory”. The amendments require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs and remove the exception to postpone recognition until the asset has been sold to an outside party. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. For all other entities, the amendments are effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

Also in October 2016, the FASB issued ASU No. 2016-17, Consolidation (Topic 810): “Interest Held through Related Parties That Are under Common Control”, to provide guidance on the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity, or VIE by amending how a reporting entity, that is a single decision maker of a VIE, treats indirect interests in that entity held through related parties that are under common control. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash”(“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU 2016-18 will become effective for us beginning April 1, 2018, or fiscal 2019. ASU 2016-18 is required to be applied retrospectively. Upon adoption, amounts described as restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the statements of cash flows.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. This guidance will be effective for us in the first quarter of 2018 on a prospective basis, and early adoption is permitted. We do not expect the standard to have a material impact on our consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” (“ASU 2017-09”). The purpose of the amendment is to clarify which changes to the terms or condition of a share-based payment award require an entity to apply modification accounting. For all entities that offer share based payment awards, ASU 2017-09 are effective for interim and annual reporting periods beginning after December 15, 2017. The Company is currently assessing the impact of ASU 2017-09 on its consolidated financial statements.